Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure of operating segments [line items]
Average Earning Assets	$ 1,260,434	$ 1,162,389	$ 1,224,759	$ 1,135,342
Canadian Personal and Commercial Banking [member]
Disclosure of operating segments [line items]
Average Earning Assets	323,768	297,976	314,719	293,614
United States Personal and Commercial Banking [member]
Disclosure of operating segments [line items]
Average Earning Assets	219,467	209,493	215,821	189,259
All Other Operating Segments [member]
Disclosure of operating segments [line items]
Average Earning Assets	$ 717,199	$ 654,920	$ 694,219	$ 652,469